Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Useful Lives Used for Calculating Depreciation and Amortization	A summary of the useful lives used for calculating depreciation and amortization is as follows:

Turbines	25 years
Generators	15 years
Transformers	15 years

Schedule of Recently Adopted Accounting Pronouncements

The impacts of the adoption of ASU 2016-02 are as follows:

(in millions of US dollars)	As reported at December 31, 2018	Adjustments	Adjusted at January 1, 2019
Right-of-use assets (1) (2)	$—	$1,068.3	$1,068.3
Other assets (2)	204.9	(17.3)	187.6
Accounts payable and accrued liabilities (1)	70.2	(2.5)	67.7
Current portion of operating lease liabilities (1)	—	160.2	160.2
Current portion of other long-term liabilities (3)	32.2	(22.2)	10.0
Operating lease liabilities (1)	—	893.3	893.3
Other long-term liabilities (3)	181.1	(158.9)	22.2
Deficit (3)	(645.6)	181.1	(464.5)
(1)

Upon adoption of ASU 2016-02, the Company recorded non-cash right-of-use assets and operating lease liabilities on the balance sheet for its vessel sale-leaseback transactions and office leases under operating lease arrangements. Prior to January 1, 2019, operating leases were not included on the balance sheet and were recorded as operating lease expenses when incurred. The amount recognized as operating lease liabilities was based on the present value of future minimum lease payments, discounted using the lessor’s rate implicit in the lease or the Company’s incremental borrowing rate if the lessor’s implicit rate is not readily determinable and includes any existing accrued payments related to lease liabilities. Minimum lease payments referenced to an indexed rate were determined based on the respective rates at the adoption date.

(2)	Initial direct costs related to the Company’s vessel sale-leaseback transactions under operating lease arrangements were reclassified from other assets to right-of-use assets.
(3)	Deferred gain related to the Company’s vessel sale-leaseback transactions was recognized through deficit on the initial date of application.